Provision for contingencies - (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Non-current provisions, beginning balance	R$ 237,406	R$ 208,866
New provisions, other provisions	234,265	131,938
Unused provision reversed, other provisions	61,455	70,712
Increase through adjustments arising from passage of time, other provisions	40,942	(26,253)
Decrease of provision payment made	(139,977)	(58,939)
Transfer to liabilities associated with assets held for sale	96,267
Non-current provisions, ending balance	214,914	237,406
Gains (losses) on litigation settlements	145,294
Insurance recoveries recognised	96,618
Civil Provision [Member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Non-current provisions, beginning balance	44,462	35,862
New provisions, other provisions	111,687	58,954
Unused provision reversed, other provisions	24,506	23,939
Increase through adjustments arising from passage of time, other provisions	8,114	(4,770)
Decrease of provision payment made	(102,481)	(31,185)
Transfer to liabilities associated with assets held for sale	0
Non-current provisions, ending balance	37,276	44,462
Acquiring Civil Provision [Member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Other provisions	21,036	24,486
Banking Civil Provision [Member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Other provisions	12,954	16,027
Labor Provision [Member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Non-current provisions, beginning balance	71,492	39,705
New provisions, other provisions	100,120	72,982
Unused provision reversed, other provisions	34,487	31,106
Increase through adjustments arising from passage of time, other provisions	8,362	(7,656)
Decrease of provision payment made	(37,471)	(17,745)
Transfer to liabilities associated with assets held for sale	0
Non-current provisions, ending balance	108,016	71,492
Tax Provision [Member]
Disclosure Of Nature And Amount Of Loss Contingencies [line items]
Non-current provisions, beginning balance	121,452	133,299
New provisions, other provisions	22,458	2
Unused provision reversed, other provisions	2,462	15,667
Increase through adjustments arising from passage of time, other provisions	24,466	(13,827)
Decrease of provision payment made	(25)	(10,009)
Transfer to liabilities associated with assets held for sale	96,267
Non-current provisions, ending balance	R$ 69,622	R$ 121,452